Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current tax expense:
Federal	$ 22,046,000	$ 22,612,000	$ 19,122,000
State	2,386,000	2,531,000	1,879,000
Total current tax expense	24,432,000	25,143,000	21,001,000
Deferred tax expense (benefit)	2,964,000	(1,426,000)	1,440,000
Total income tax expense	27,396,000	23,717,000	22,441,000
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(3,885,000)	(4,256,000)
Difference in reporting the allowance for loan losses, net	21,006,000	22,774,000
Other income or expense not yet reported for tax purposes	2,325,000	3,008,000
Depreciable assets	(1,040,000)	(1,309,000)
Other items	0	1,153,000
Net deferred tax assets at end of year	18,406,000	21,370,000	19,944,000
Net deferred tax assets at beginning of year	21,370,000	19,944,000
Deferred tax expense (benefit)	2,964,000	(1,426,000)	1,440,000
Deferred tax assets, unrealized losses on available-for-sale securities	2,400,000	12,000,000
Deferred tax assets, unrecognized overfunded position in company's pension and postretirement benefit plans	535,000	0
Deferred tax liability, unrecognized overfunded position in company's pension and postretirement benefit plans		2,800,000
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate (in hundredths)	35.00%	35.00%	35.00%
Increase/(decrease) in taxes resulting from: [Abstract]
Tax exempt income (in hundredths)	(0.10%)	(0.30%)	(0.70%)
State income tax (including alternative minimum tax),net of federal tax benefit	2.70%	2.30%	2.30%
Other items (in hundredths)	0.70%	0.30%	0.80%
Effective income tax rate (in hundredths)	38.30%	37.30%	37.40%
Unrecognized pre-tax benefit and changes in those benefits [Roll Forward]
Unrecognized tax benefit, beginning balance	213,000	213,000
Change in unrecognized tax reserve	0	0
Unrecognized tax benefit, ending balance	$ 213,000	$ 213,000	$ 213,000
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2011
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2014
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2011
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2014